CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 15, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Income Statement [Abstract]
Revenue (including revenue from affiliates of $986 and $1,380 in 2017 and $720 in both 2016 periods) (See Note 14)		$ 2,327,175	$ 2,260,221			$ 6,961,192	$ 3,711,311	$ 6,017,212
Operating expenses:
Programming and other direct costs (including charges from affiliates of $1,196 and $3,026 in 2017 and $642 in both 2016 periods) (See Note 14)		755,101	738,390			2,272,147	1,177,808	1,899,994
Other operating expenses (including charges from affiliates of $28,332 and $73,263 in 2017 and $8,056 and $13,056 in 2016) (See Note 14)		560,497	660,307			1,767,624	1,050,046	1,716,851
Restructuring and other expense		53,448	47,816			142,765	155,086	240,395
Depreciation and amortization (including impairments)		823,265	670,929			2,138,776	1,085,929	1,700,306
Total operating expenses		2,192,311	2,117,442			6,321,312	3,468,869	5,557,546
Operating income		134,864	142,779			639,880	242,442	459,666
Other income (expense):
Interest expense (including interest expense to affiliates and related parties of $90,405 in 2017 and $48,617 and $53,922 in 2016) (See Note 14)		(379,064)	(446,242)	$ (419,456)	$ (157,192)	(1,232,730)	(1,015,866)	(1,456,541)
Interest income		961	404			1,373	12,787	13,811
Gain (loss) on investments, net		(18,900)	24,833			169,888	83,467	141,896
Gain (loss) on derivative contracts, net		(16,763)	773			(154,270)	(26,572)	(53,696)
Gain (loss) on interest rate swap contracts		1,051	(15,861)			12,539	24,380	(72,961)
Loss on extinguishment of debt and write-off of deferred financing costs (including $513,723 related to affiliates and related parties for the nine months ended September 30, 2017) (See Note 14)	$ (18,976)	(38,858)	0			(600,240)	(19,948)	(127,649)
Other income (expense), net		(65)	2,531			832	2,548	4,329
Total other income (expense)		(451,638)	(433,562)			(1,802,608)	(939,204)	(1,550,811)
Loss before income taxes		(316,774)	(290,783)			(1,162,728)	(696,762)	(1,091,145)
Income tax benefit		134,688	118,230			429,664	101,332	259,666
Net loss		(182,086)	(172,553)			(733,064)	(595,430)	(831,479)
Net loss (income) attributable to noncontrolling interests		(135)	(256)			(737)	108	(551)
Net income (loss) attributable to stockholders		$ (182,221)	$ (172,809)			$ (733,801)	$ (595,322)	$ (832,030)
Basic and diluted net loss per share (in dollars per share)		$ (0.25)	$ (0.27)			$ (1.08)	$ (0.92)	$ (8,320)
Basic and diluted weighted average common shares (in shares)		737,069,000	649,525,000			682,234,000	649,524,942	100,000